UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22789

AIP Series Trust
(Exact name of registrant as specified in charter)

100 Front Street, Suite 400, West Conshohocken, Pennsylvania		19428-2881
(Address of principal executive offices)		(Zip code)

Stefanie V. Chang Yu, Esq. Morgan Stanley Investment Management Inc. 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		610-260-7600

Date of fiscal year end:	March 31, 2014

Date of reporting period:	June 30, 2013

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AIP Dynamic Alternative Strategies Fund

Portfolio of Investments

First Quarter Report -

June 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (17.4%)
Biotechnology (0.2%)
Gilead Sciences, Inc. (a)	869	$45

Capital Markets (3.2%)
American Capital Ltd. BDC (a)	4,871	62
Apollo Investment Corp. BDC	5,576	43
Ares Capital Corp. BDC	3,853	66
BlackRock Kelso Capital Corp. BDC	1,970	19
Blackstone Group LP	3,543	75
Fifth Street Finance Corp. BDC	2,808	29
Gladstone Capital Corp. BDC	557	5
Gladstone Investment Corp. BDC	694	5
Harris & Harris Group, Inc. BDC (a)	781	2
Hercules Technology Growth Capital, Inc. BDC	1,342	19
ICG Group, Inc. (a)	954	11
INTL. FCStone, Inc. (a)	2,312	40
KCAP Financial, Inc. BDC	850	10
KKR & Co., LP BDC	3,565	70
Main Street Capital Corp. BDC	958	27
MCG Capital Corp. BDC	1,854	10
MVC Capital, Inc. BDC	638	8
NGP Capital Resources Co. BDC	551	3
PennantPark Investment Corp. BDC	1,752	19
Prospect Capital Corp. BDC	6,073	66
Safeguard Scientifics, Inc. (a)	567	9
Saratoga Investment Corp. BDC	130	2
Solar Capital Ltd. BDC	1,225	28
TICC Capital Corp. BDC	1,265	12
Triangle Capital Corp. BDC	731	20
		660
Chemicals (0.4%)
Flotek Industries, Inc. (a)	4,173	75

Commercial Services & Supplies (0.3%)
ADT Corp. (The) (a)	1,648	66

Diversified Consumer Services (0.8%)
American Public Education, Inc. (a)	1,424	53
H&R Block, Inc.	4,040	112
		165
Diversified Financial Services (0.9%)
Compass Diversified Holdings	1,321	23
Moody’s Corp.	2,588	158
		181
Diversified Telecommunication Services (0.4%)
8x8, Inc. (a)	10,510	87

Electric Utilities (0.3%)
Brookfield Infrastructure Partners LP (Canada)	326	12
ITC Holdings Corp.	115	11
Northeast Utilities	696	29
Pepco Holdings, Inc.	532	11

	Shares	Value (000)
UIL Holdings Corp.	112	$4
		67
Electronic Equipment, Instruments & Components (0.2%)
RealD, Inc. (a)	3,046	42

Food & Staples Retailing (0.2%)
Walgreen Co.	799	35

Food Products (0.2%)
Mondelez International, Inc., Class A	1,232	35

Gas Utilities (0.3%)
AGL Resources, Inc.	259	11
Atmos Energy Corp.	202	8
Laclede Group, Inc. (The)	45	2
New Jersey Resources Corp.	92	4
Northwest Natural Gas Co.	60	2
ONEOK, Inc.	458	19
Piedmont Natural Gas Co., Inc.	166	6
Southwest Gas Corp.	104	5
WGL Holdings, Inc.	112	5
		62
Health Care Equipment & Supplies (0.3%)
Cynosure, Inc., Class A (a)	2,098	55

Health Care Providers & Services (0.4%)
HCA Holdings, Inc.	957	35
Tenet Healthcare Corp. (a)	981	45
		80
Health Care Technology (0.2%)
HealthStream, Inc. (a)	1,771	45

Hotels, Restaurants & Leisure (0.6%)
Chipotle Mexican Grill, Inc. (a)	220	80
Six Flags Entertainment Corp.	1,316	46
		126
Information Technology Services (0.5%)
Mastercard, Inc., Class A	115	66
Visa, Inc., Class A	218	40
		106
Internet Software & Services (0.5%)
Equinix, Inc. (a)	236	44
Google, Inc., Class A (a)	64	56
		100
Life Sciences Tools & Services (0.3%)
Life Technologies Corp. (a)	794	59

	Shares	Value (000)
Machinery (0.3%)
Colfax Corp. (a)	1,175	$61

Media (1.6%)
News Corp., Class A	6,521	213
Walt Disney Co. (The)	1,828	115
		328
Multi-Utilities (0.8%)
CenterPoint Energy, Inc.	949	22
Consolidated Edison, Inc.	646	38
NiSource, Inc.	676	19
NorthWestern Corp.	80	3
PG&E Corp.	954	44
Sempra Energy	501	41
		167
Oil, Gas & Consumable Fuels (1.8%)
Cheniere Energy, Inc. (a)	524	14
Crosstex Energy LP	94	2
Enbridge Energy Management LLC (a)	97	3
Enbridge, Inc. (Canada)	1,826	77
Kinder Morgan Management LLC (a)	222	19
Kinder Morgan, Inc.	1,431	55
Pembina Pipeline Corp. (a)	658	20
SemGroup Corp., Class A	97	5
Spectra Energy Corp.	1,479	51
Targa Resources Corp.	67	4
TransCanada Corp.	1,589	68
Williams Cos., Inc. (The)	1,528	50
		368
Pharmaceuticals (0.5%)
Pfizer, Inc.	2,052	58
Valeant Pharmaceuticals International, Inc. (Canada) (a)	468	40
		98
Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp. REIT	880	64

Software (0.4%)
Interactive Intelligence Group, Inc. (a)	1,595	82

Specialty Retail (0.2%)
Winmark Corp.	636	41

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	2,206	163

Water Utilities (0.2%)
American States Water Co.	44	2
American Water Works Co., Inc.	401	17
Aqua America, Inc.	318	10

	Shares	Value (000)
California Water Service Group	104	$2
		31
Wireless Telecommunication Services (0.3%)
Crown Castle International Corp. (a)	661	48
SBA Communications Corp., Class A (a)	279	21
		69
Total Common Stocks (Cost $3,604)		3,563

Investment Companies/Mutual Funds (77.1%)
AQR Managed Futures Strategy Fund	98,459	995
BlackRock Global Long/Short Credit Fund	117,328	1,241
BlackRock High Yield Portfolio	100,865	805
Calamos Market Neutral Income Fund	98,770	1,245
DWS RREEF Real Estate Securities Fund	45,312	995
Eaton Vance Floating-Rate Advantaged Fund	147,711	1,640
ETRACS Daily Long-Short VIX ETN (a)	21,057	396
Franklin Convertible Securities Fund	60,861	995
iShares Global Inflation-Linked Bond Fund	3,815	187
Kayne Anderson Energy Development Co. BDC	286	7
MainStay Marketfield Fund (a)	58,766	1,001
PIMCO Commodity RealReturn Strategy Fund	234,374	1,296
PowerShares DB G10 Currency Harvest Fund (a)	38,775	985
RBC BlueBay Emerging Market Corporate Bond Fund	47,679	465
Robeco Boston Partners Long/Short Research Fund (a)	57,703	754
TCW Emerging Markets Local Currency Income Fund	64,615	641
TCW Total Return Bond Fund	99,441	993
Templeton Frontier Markets Fund	70,250	1,165
Total Investment Companies/Mutual Funds (Cost $16,321)		15,806

Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $134)	133,631	134
Total Investments (95.2%) (Cost $20,059) (c)+		19,503
Other Assets in Excess of Liabilities (4.8%)		986
Net Assets (100.0%)		$20,489

(a)	Non-income producing security.
(b)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(c)	Securities are available for collateral in connection with open futures contracts.
+

At June 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $20,059,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $556,000 of which approximately $105,000 related to appreciated securities and approximately $661,000 related to depreciated securities.

BDC	Business Development Company.
REIT	Real Estate Investment Trust.

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)

Long:
CBOE VIX	22	$416	Aug-13	$14
Short:
S&P 500 E-Mini Index	12	(960)	Sep-13	12
				$26

AIP Series Trust

Notes to the Portfolio of Investments • June 30, 2013 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices.  In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley AIP GP LP (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$45	$—	$—	$45
Capital Markets	660	—	—	660
Chemicals	75	—	—	75
Commercial Services & Supplies	66	—	—	66
Diversified Consumer Services	165	—	—	165
Diversified Financial Services	181	—	—	181
Diversified Telecommunication Services	87	—	—	87
Electric Utilities	67	—	—	67
Electronic Equipment, Instruments & Components	42	—	—	42
Food & Staples Retailing	35	—	—	35
Food Products	35	—	—	35
Gas Utilities	62	—	—	62
Health Care Equipment & Supplies	55	—	—	55
Health Care Providers & Services	80	—	—	80
Health Care Technology	45	—	—	45
Hotels, Restaurants & Leisure	126	—	—	126
Information Technology Services	106	—	—	106
Internet Software & Services	100	—	—	100
Life Sciences Tools & Services	59	—	—	59
Machinery	61	—	—	61
Media	328	—	—	328
Multi-Utilities	167	—	—	167
Oil, Gas & Consumable Fuels	368	—	—	368
Pharmaceuticals	98	—	—	98
Real Estate Investment Trusts (REITs)	64	—	—	64
Software	82	—	—	82
Specialty Retail	41	—	—	41
Textiles, Apparel & Luxury Goods	163	—	—	163
Water Utilities	31	—	—	31
Wireless Telecommunication Services	69	—	—	69
Total Common Stocks	3,563	—	—	3,563
Investment Companies/Mutual Funds	15,806	—	—	15,806
Short-Term Investment - Investment Company	134	—	—	134
Futures Contracts	26	—	—	26
Total Assets	$19,529	$—	$—	$19,529

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2013, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP Series Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 19, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2013